Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		December 31,	December 31,	December 31,	December 31,
	Balance sheet location	2016	2015	2016	2015
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not
designated as hedging instruments	Other current assets	$1,440	$866	$39,982	$54,586
Assets derivatives -Foreign exchange contracts,
designated as cash flow hedge	Other current assets	37	23	8,348	2,700
Liability derivatives -Foreign exchange contracts, not	Accrued expenses and
designated as hedging instruments	other current liabilities	(48)	(432)	13,273	35,036
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as cash flow hedge	other current liabilities	(61)	(131)	7,534	13,682
		$1,368	$326	$69,137	$106,004